Derivative Warrant Liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Warrants [Abstract]
Schedule of extinguished on the expiry of the outstanding warrants
	No. of warrants	USD
At 1 January 2020 (restated)	21,229,000	15,709,460
Conversion to equity (ordinary shares) upon exercise of warrants	100	74
Revaluation of derivative warrant liability	-	(5,307,225)
At 30 June 2020	21,228,900	10,402,161

		(Restated)
	No. of warrants	USD

At 1 January 2019	-	-
Issuance of warrants in connection with merger (note 25)	21,229,000	16,983,200
Fair value remeasurement of derivative warrant liability	-	(1,273,740)

At 31 December 2019	21,229,000	15,709,460